Equity-Accounted Investees - Details and movement of equity-accounted investees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 15, 2019
Disclosure of details and movement of equity accounted investees [Line Items]
Group's share of loss for the year - 50% (2022; 50%)	€ 918	€ 653
Equity- Accounted Investees	330	0
Wallbox Fawsn [Member] | Joint ventures where entity is venturer [member]
Disclosure of details and movement of equity accounted investees [Line Items]
Group's share of loss for the year - 50% (2022; 50%)	(918)	(653)	€ (423)	€ (388)
Equity- Accounted Investees	384	0	0	253	€ 641
Equity- Accounted Investees	(330)	0	(253)	(388)
Capital increase	714
Reclassification to held for sale	(384)
Unrecognized share of losses	(1,411)	(823)	(170)	0	€ 0
Unrecognized share of losses	€ (588)	€ (653)	€ (170)	€ 0